Property, Plant and Equipment, Net - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	May 31, 2023 USD ($)	May 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property Plant And Equipment [Line Items]
Depreciation, Total	$ 110,227,000	$ 157,446,000	$ 152,702,000	$ 85,066,000
Gain (loss) on disposal of equipment	(2,285,000)	2,592,000	(5,884,000)	(977,000)
Carrying value	880,968,000	951,978,000	989,729,000	855,035,000
Impairment	120,241,000	111,233,000	0	0
Machinery Equipment and Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Fair value	188,640,000
Carrying value	207,697,000
Impairment	19,057,000	111,314,000	$ 0	$ 0
Additional impairment charges	$ 8,937,000
Sinovac Dalian Vaccine Technology Company Ltd | Bank of China [Member] | Bank of China Term Loan [Member] | Buildings [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount | ¥										¥ 2,207
Sinovac Dalian Vaccine Technology Company Ltd | China Merchants Bank [Member] | China Merchants Bank Term Loan [Member] | Buildings [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount | ¥					¥ 1,066					1,214
Sinovac Dalian Vaccine Technology Company Ltd | China Everbright Bank [Member] | China Everbright Bank Term Loan [Member] | Buildings And Machinery And Equipment [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount | ¥					24,755	¥ 27,600			¥ 29,974	¥ 33,488
Sinovac Yidao Technology Co, ltd. | Bank of Beijing [Member] | Bank of Beijing Term Loan [Member] | Buildings [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount		$ 68,017,000			45,856
Sinovac Biotech (Yidao) Co., Ltd. | China Construction Bank [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount							$ 100,964,000	¥ 737
Sinovac Biotech (Yidao) Co., Ltd. | China Construction Bank [Member] | China Construction Bank Term Loan [Member] | Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount | ¥					¥ 105,779	¥ 58,179